Vanguard Global Environmental Opportunities Stock Fund Average Annual Total Returns - Retail Prospectus [Member]		12 Months Ended	38 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	19.14%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		16.47%	5.69%
Performance Inception Date	Nov. 16, 2022
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.27%	5.43%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.02%	4.39%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent		16.62%	5.84%
Performance Inception Date	Nov. 16, 2022